Commitments and Contingencies - Debt Obligations (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Expected repayment amount of debt obligation
Long-term borrowings	¥ 524,000	$ 73,842	¥ 150,430
Total debt obligations	100,000		953,000
Purchase obligations
1 – 12 months	1,101,855
Total	1,101,855
Commitment for Construction
Contractual Obligation
1 - 12 months	330,355
Total	330,355
Commitment to Purchase Delinquent Loans
Purchase obligations
1 – 12 months	771,500
Total	771,500
Funding Debts Obligations
Expected repayment amount of debt obligation
1 – 12 months	3,661,444
13 – 24 months	464,581
Total debt obligations	4,126,025
Interest payments
1 – 12 months	178,248
13 – 24 months	8,781
Total interest payments	187,029
Borrowings Obligations
Expected repayment amount of debt obligation
1 – 12 months	502,013
1 - 12 months	538,856
more than 36 months	524,270
more than 36 months	540,275
Long-term borrowings	524,270
Total debt obligations	502,013
Total borrowings obligations	1,079,131
Interest payments
1 – 12 months	36,843
more than 36 months	16,005
Total interest payments	52,848
Convertible Notes
Expected repayment amount of debt obligation
1 – 12 months	513,260
Interest payments
1 – 12 months	10,388
Total interest payments	10,388
Convertible notes	502,872		¥ 2,089,000
Total convertible notes	513,260
Liabilities to Funding Partners | Funding Debts Obligations
Expected repayment amount of debt obligation
1 – 12 months	3,483,196
13 – 24 months	455,800
Total debt obligations	¥ 3,938,996